PROPERTY AND EQUIPMENT NET	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT NET
PROPERTY AND EQUIPMENT, NET

NOTE 10 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consist of the following:

	December 31,	December 31,
	2023	2022

Office equipment and furniture	$590,156	$607,501
Transportation vehicles	214,094	220,386
Electronic equipment	73,033	91,287
Subtotal	877,283	919,174
Less: accumulated depreciation	(872,126)	(899,389)
Property and equipment, net	$5,157	$19,785

Depreciation expense was $10,657, $47,056 and $18,652 for the years ended December 31, 2023, 2022 and 2021, respectively.